SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS
NOTE 9:-	SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS

Classified by currency, linkage terms and annual interest rates, the credit and loans are as follows:

	Interest rate		December 31,
	2011	2010	2011	2010
	%
Short-term bank credit and loans:
In USD	3 - 4	3 - 4	$1,901	$3,435
In, or linked to, dollars	LIBOR + 4.25		500	-
In Mexican Pesos		14.6	-	35

			2,401	3,470
Current maturities of long-term loans from banks, shareholders and others:
In, or linked to, dollars	LIBOR + 2	LIBOR + 2	800	800
In, or linked to, dollars (see Note 12d)	4.4	4.4	-	1,013
In NIS linked to CPI	2.1-5.48	2.1-5.48	2,610	2,545
In NIS	4-7.39	4 - 7.39	6,036	4,653
In NIS - variable interest	4.45	4.45	1,343	628
In EURO	8-16	8-16	18	61

			10,807	9,700

			$13,208	$13,170

Unutilized credit lines			$4,207	$3,222